Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Information by Segment	The following tables present summary information by segment for the years ended September 30, 2022, 2023, and 2024:
	For the Year Ended September 30, 2024
	Security-related engineering services	Security guarding and screening services	Total
	HK$	HK$	HK$
Revenues	106,954,121	75,210,418	182,164,539
Cost of revenues	(70,735,182)	(63,832,917)	(134,568,099)
Gross profit	36,218,939	11,377,501	47,596,440

Depreciation	1,872,255	29,750	1,902,005
Amortization of intangible assets	74,379	29,000	103,379
Amortization of operating lease ROU assets	431,989	805,511	1,237,500
Total capital expenditures	3,245,966	5,656,268	8,902,234

	For the Year Ended September 30, 2023
	Security-related engineering services	Security guarding and screening services	Total
	HK$	HK$	HK$
Revenues	98,121,636	65,569,330	163,690,966
Cost of revenues	(60,045,961)	(55,602,052)	(115,648,013)
Gross profit	38,075,675	9,967,278	48,042,953

Depreciation	1,894,344	48,916	1,943,260
Amortization of intangible assets	56,000	29,001	85,001
Amortization of operating lease ROU assets	94,291	572,168	666,459
Total capital expenditures	1,079,700	330,526	1,410,226
	For the Year Ended September 30, 2022
	Security- related engineering services	Security guarding and screening services	Total
	HK$	HK$	HK$
Revenues	77,244,502	59,202,940	136,447,442
Cost of revenues	(50,395,302)	(46,825,025)	(97,220,327)
Gross profit	26,849,200	12,377,915	39,227,115

Depreciation	2,098,789	154,804	2,253,593
Amortization of intangible assets	56,000	26,583	82,583
Amortization of operating lease ROU assets	429,835	838,122	1,267,957
Total capital expenditures	2,034,000	264,000	2,298,000

Schedule of Total Assets
	As of September 30,
	2023	2024
	HK$	HK$
Total assets:
Security-related engineering services	88,179,851	96,154,031
Security guarding and screening services	20,227,255	23,982,864
Unallocated assets	6,033,013	36,941,065
	114,440,119	157,077,960